Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000243216 [Member] | U S Treasury Note 4 000 7 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000243216 [Member] | Fannie Mae Pool 1 000 3 1 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000243216 [Member] | Fortress Credit Opportunities Ltd Series 2017 9A Class A1TR 7 113 10 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000243216 [Member] | U S Treasury Note 4 625 9 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000243216 [Member] | U S Treasury Note 4 250 6 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000243216 [Member] | Fannie Mae Pool 1 500 8 1 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000243216 [Member] | Freddie Mac Pool 1 500 11 1 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000243216 [Member] | Fannie Mae Pool 1 000 12 1 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000243216 [Member] | Verizon Master Trust Series 2024 2 Class A 4 830 12 22 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000243216 [Member] | Golub Capital Partners Funding Ltd Series 2021 2A Class A 2 944 10 19 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000243216 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000243216 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000243216 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000243216 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000243216 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000243216 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000243216 [Member] | U S Treasury Notes and Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000243216 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000243216 [Member] | Bonds And Debentures [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.60%
C000243216 [Member] | Corporate Bank Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000249814 [Member] | U S Treasury Note 4 000 7 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000249814 [Member] | Fannie Mae Pool 1 000 3 1 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000249814 [Member] | Fortress Credit Opportunities Ltd Series 2017 9A Class A1TR 7 113 10 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000249814 [Member] | U S Treasury Note 4 625 9 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000249814 [Member] | U S Treasury Note 4 250 6 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000249814 [Member] | Fannie Mae Pool 1 500 8 1 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000249814 [Member] | Freddie Mac Pool 1 500 11 1 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000249814 [Member] | Fannie Mae Pool 1 000 12 1 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000249814 [Member] | Verizon Master Trust Series 2024 2 Class A 4 830 12 22 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000249814 [Member] | Golub Capital Partners Funding Ltd Series 2021 2A Class A 2 944 10 19 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000249814 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000249814 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000249814 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000249814 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000249814 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000249814 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000249814 [Member] | U S Treasury Notes and Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000249814 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000249814 [Member] | Bonds And Debentures [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.60%
C000249814 [Member] | Corporate Bank Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%